SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue	$ 92,227	$ 66,178
Cost of sales - production costs	39,550	38,600
Cost of sales - depreciation	3,549	3,233
Cost of sales - other	593	1,144
Mine operating income	48,535	23,201
Net income and total comprehensive income	28,414	7,273
Mexico | Avino
Revenue	90,446	65,398
Cost of sales - production costs	38,587	38,052
Cost of sales - depreciation	3,549	3,233
Cost of sales - other	593	1,144
Mine operating income	47,717	22,969
Net income and total comprehensive income	38,103	12,451
Mexico | La Preciosa
Revenue	1,781	780
Cost of sales - production costs	963	548
Cost of sales - depreciation	0	0
Cost of sales - other	0	0
Mine operating income	818	232
Net income and total comprehensive income	822	233
Canada | Corporate
Revenue	0	0
Cost of sales - production costs	0	0
Cost of sales - depreciation	0	0
Cost of sales - other	0	0
Mine operating income	0	0
Net income and total comprehensive income	$ (10,511)	$ (5,411)